Note 2 - Liquidity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes to Financial Statements
Liquidity Disclosure [Text Block]
2.	Liquidity

The Company has not generated any revenues from product sales and has historically funded operations primarily from the proceeds of public and private offerings of equity, convertible debt, and convertible preferred stock.

In July 2022, the Company entered into an at-the-market sales agreement (the "2022 Sales Agreement") with BTIG pursuant to which the Company may, from time to time and through BTIG as its agent, sell up to an aggregate of $20.0 million in shares of the Company’s common stock by any method permitted that is deemed an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act. To date, the Company has not sold any shares pursuant to the 2022 Sales Agreement.

On October 25, 2022, the Company announced that its Board authorized a thorough review and evaluation of a range of potential strategic opportunities in the interest of enhancing stockholder value, including transactional opportunities such as a merger, joint venture, licensing, sale, or divestiture of assets.

In the first quarter of 2023, in connection with the ongoing strategic review process and efforts to utilize and preserve assets in a manner that maximizes value for its stockholders, the Company committed to a reduction in force that impacted seven of the Company’s thirteen employees. The reduction was a cash preservation measure and impacted employees primarily in the Company’s clinical operations function. In connection with the strategic review process and pending its conclusion, the Company has paused significant portions of its TSC development activities, including initiation of the Company’s previously announced Phase 2 study of TSC in newly diagnosed GBM patients.

On March 30, 2023, the Company entered into the Merger Agreement with EIP and Merger Sub, pursuant to which, and subject to the satisfaction or waiver of the conditions set forth therein, Merger Sub will be merged with and into EIP at the effective time of the Merger, with EIP continuing after the Merger as the surviving corporation and a wholly-owned subsidiary of the Company. The Merger is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes. As of the date of this Quarterly Report, the Merger remains pending and subject to, among other closing conditions, certain approvals by the Company’s stockholders, and there is no assurance in the Merger or any other transaction will be consummated.

Substantial additional financing will be required by the Company to fund any research and development activities related to the Company's existing or future product candidates, including EIP's product candidates if the Merger is closed. The Company regularly explores alternative means of financing its operations and seeks funding through various sources, including public and private securities offerings, collaborative arrangements with third parties, and other strategic alliances and business transactions. However, as of the date of this Quarterly Report, the Company does not have any commitments to obtain additional funds and no assurance can be given that any such financing will be available in the future — when needed, in sufficient amounts, on acceptable terms, or at all. If the Company cannot obtain the necessary funding, it may need to, among other things, delay, continue to scale back or eliminate research and development programs, modify its overall development strategy for one or more product candidates (or the Company as a whole) in a manner it would not if sufficient cash resources were available, or cease operations altogether.

Operations of the Company are subject to certain additional risks and uncertainties as well, and any one or more of these factors could materially affect the Company’s financial condition, future operations and liquidity needs. Many of these risks and uncertainties are outside of the Company’s control, including the outcome of its ongoing strategic review process and various internal and external factors that may affect the success or failure of the Company's research and development efforts, the length of time and cost of developing and commercializing the Company's current or future product candidates, whether and when any such product candidates become approved drugs, and how significant a drug's market share will be, if approved, among others.

Subject to the outcome and timing of its ongoing strategic review process, and without giving effect to the consummation of the proposed Merger with EIP, the Company currently expect that its existing cash, cash equivalents and marketable securities as of March 31, 2023 are sufficient to fund current operations for at least 12 months following the date of this Quarterly Report.

2. Liquidity

The Company has not generated any revenues from product sales and has historically funded operations primarily from the proceeds of public and private offerings of equity, convertible debt, and convertible preferred stock.

In July 2022, the Company entered into an at-the-market sales agreement (the "2022 Sales Agreement") with BTIG pursuant to which the Company may, from time to time and through BTIG as its agent, sell up to an aggregate of $20.0 million in shares of the Company’s common stock by any method permitted that is deemed an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act. To date, the Company has not sold any shares pursuant to the 2022 Sales Agreement.

On October 25, 2022, the Company announced that its Board authorized a thorough review and evaluation of a range of potential strategic opportunities in the interest of enhancing stockholder value, including transactional opportunities such as a merger, joint venture, licensing, sale, or divestiture of assets. As of the date of this Annual Report, the Board's review and evaluation remains ongoing and there is no assurance the Board’s review will result in any transaction being consummated. Depending on the outcome of the Board's strategic review process, the Company may in the future, among other things, (i) pursue a strategic transaction and, if consummated, dedicate its resources primarily to research and development activities related to the transactional counterparty's product candidates, (ii) dedicate its resources primarily to research and development activities related to the Company's existing product candidates, or (iii) elect to pursue a dissolution and liquidation of the Company.

On February 16, 2023, in connection with the ongoing strategic review process and efforts to utilize and preserve assets in a manner that maximizes value for its stockholders, the Company committed to a reduction in force that is expected to impact six of the Company’s thirteen current employees. The reduction is a cash preservation measure and impacts employees primarily in the Company’s clinical operations function. In connection with the strategic review process and pending its conclusion, the Company has paused significant portions of its TSC development activities, including initiation of the Company’s previously announced Phase 2 study of TSC in newly diagnosed GBM patients.

Substantial additional financing will be required by the Company to fund any research and development activities related to the Company's existing or future product candidates. The Company regularly explores alternative means of financing its operations and seeks funding through various sources, including public and private securities offerings, collaborative arrangements with third parties, and other strategic alliances and business transactions. However, as of the date of this Annual Report, the Company does not have any commitments to obtain additional funds and no assurance can be given that any such financing will be available in the future — when needed, in sufficient amounts, on acceptable terms, or at all. If the Company cannot obtain the necessary funding, it may need to, among other things, delay, continue to scale back or eliminate research and development programs, modify its overall development strategy for one or more product candidates (or the Company as a whole) in a manner it would not if sufficient cash resources were available, or cease operations altogether.

Operations of the Company are subject to certain additional risks and uncertainties as well, and any one or more of these factors could materially affect the Company’s financial condition, future operations and liquidity needs. Many of these risks and uncertainties are outside of the Company’s control, including the outcome of its ongoing strategic review process and various internal and external factors that may affect the success or failure of the Company's research and development efforts, the length of time and cost of developing and commercializing the Company's current or future product candidates, whether and when any such product candidates become approved drugs, and how significant a drug's market share will be, if approved, among others.

Subject to the outcome and timing of its ongoing strategic review process, the Company currently expects that its existing cash, cash equivalents and marketable securities as of December 31, 2022 are sufficient to fund its current operations for at least 12 months following the issuance of these financial statements.